Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-5684
Entity Registrant Name	W.W. Grainger, Inc.
Entity Central Index Key	0000277135
Entity Tax Identification Number	36-1150280
Entity Address, City or Town	Lake Forest,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-5201
City Area Code	847
Local Phone Number	535-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GWW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	100 Grainger Parkway